Contractual Obligations (Tables)	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Payment Schedule [Table Text Block]

As of September 30, 2014, the Company’s estimated commitments through the expected delivery date of the 78 vessels under construction aggregate approximately $2,175,474 which will be payable as follows:

2014	*	$61,476
2015		1,389,726
2016		724,272
		$2,175,474

* Represents the period from October 1, 2014 to December 31, 2014.

As of September 30, 2014, the Company had time charter-in 24 dry bulk vessels. The future estimated minimum charterhire payments for the 23 vessels on fixed dollar amount time charters, excluding optional periods, are as follows:

2014	*	$23,658
2015		53,549
2016		36,068
2017		9,978
2018		2,534
		$125,787

* Represents the period from October 1, 2014 to December 31, 2014.

Schedule of Time-Charter in of Dry Bulk Vessels

The Company has agreed to time charter-in 24 dry bulk vessels. The terms of the time charter-in contracts are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry

Post-Panamax	2012	98,700	China	$13,000	15-Sep-16	(1)
Post-Panamax	2010	93,000	China	$13,250	23-Oct-14	(2)
Post-Panamax	2011	93,000	China	$13,500	24-Oct-14	(3)
Post-Panamax	2009	93,000	China	See Note (4)	9-May-15	(4)
Post-Panamax	2011	93,000	China	$9,500	11-Aug-15	(5)
Kamsarmax	2014	82,500	South Korea	$12,000	23-Jul-15	(6)
Kamsarmax	2009	82,500	Japan	$14,500	8-Feb-15	(7)
Kamsarmax	2012	82,000	South Korea	$15,500	23-Jul-17	(8)
Kamsarmax	2011	81,900	South Korea	$12,750	3-Apr-15	(9)
Kamsarmax	2012	81,500	South Korea	$14,500	7-Dec-14	(10)
Kamsarmax	2011	81,500	South Korea	$15,000	15-Jan-16	(11)
Kamsarmax	2012	81,000	South Korea	$15,000	10-Feb-15	(12)
Kamsarmax	2012	79,500	China	$14,000	23-Jan-15	(13)
Panamax	2004	77,500	China	$14,000	3-Jan-17	(14)
Panamax	2014	77,000	Japan	$16,000	4-Mar-15	(15)
Panamax	2014	76,000	China	See Note (16)	19-Jun-15	(16)
Panamax	2009	76,500	Japan	$14,000	1-Dec-14	(17)
Panamax	2007	75,500	South Korea	$13,750	14-Feb-15	(18)
Ultramax	2010	61,000	Japan	$14,200	1-Apr-17	(19)
Supramax	2010	58,000	China	$14,250	12-Dec-16	(20)
Supramax	2011	58,000	China	$13,750	18-Jan-15	(21)
Supramax	2008	58,000	China	$12,250	13-Jun-16	(22)
Supramax	2015	55,000	Japan	$14,000	30-Jun-18	(23)
Handymax	2002	48,500	Japan	$12,000	31-Jan-17	(24)
Total TC DWT		1,844,100

(1)	This vessel has been time chartered-in for 21 to 25 months at the Company’s option at $13,000 per day. The Company has the option to extend this time charter for one year at $14,000 per day. This vessel is expected to be delivered January 27, 2015.
(2)	This vessel has been time chartered-in for eight to 10 months at Company’s option at $13,250 per day. The vessel was delivered on February 23, 2014.
(3)	This vessel has been time chartered-in for seven to nine months at the Company’s option at $13,500 per day. The vessel was delivered on March 24, 2014.
(4)	This vessel has been time chartered-in for 10 to 14 months at the Company’s option at a rate of 90% of the Baltic Panamax 4TC Index. The Company has the option to extend this time charter for an additional 10 to 14 months at the same rate of hire. The vessel was delivered on July 9, 2014.
(5)	This vessel has been time chartered-in for 11 to 13 months at the Company’s option at $9,500 per day. The Company has the option to extend this time charter for one year at $11,500 per day. The vessel was delivered on September 11, 2014.
(6)	This vessel has been time chartered-in for 11 to 14 months at the Company’s option at $12,000 per day. The Company has the option to extend this time charter for one year. The vessel was delivered on August 22, 2014.
(7)	This vessel has been time chartered-in for 11 to 13 months at the Company’s option at $14,500 per day. The Company has the option to extend this time charter for one year at $15,500 per day. The vessel was delivered on March 8, 2014.
(8)	This vessel has been time chartered-in for 39 to 44 months at the Company’s option at $15,500 per day. The Company has the option to extend this time charter for one year at $16,300 per day. The vessel was delivered on April 23, 2014.
(9)	This vessel has been time chartered-in for 11 to 13 months at the Company’s option at $12,750 per day. The Company has the option to extend this time charter for one year at $13,750 per day. The vessel was delivered on May 3, 2014.
(10)	This vessel has been time chartered-in for 10 to 12 months at Company’s option at $14,500 per day. The vessel was delivered on February 7, 2014.
(11)	This vessel has been time chartered-in for 23 to 28 months at the Company’s option at $15,000 per day. The Company has the option to extend the charter for an additional 11 to 13 months at $16,000 per day. This vessel was delivered on February 15, 2014.
(12)	This vessel has been time chartered-in for 12 to 14 months at Company’s option at $15,000 per day. The vessel was delivered on February 10, 2014.
(13)	This vessel has been time chartered-in for 11 to 14 month at the Company’s option at $14,000 per day. The Company has the option to extend the charter for an additional 11 to 14 months at $14,750 per day. This vessel was delivered on February 23, 2014.
(14)	This vessel has been time chartered-in for 32 to 38 months at the Company’s option at $14,000 per day. The vessel was delivered on May 3, 2014.
(15)	This vessel has been time chartered-in for 12 to 13 months at Company’s option at $16,000 per day. The vessel was delivered on March 4, 2014.
(16)	This vessel has been time chartered-in for 10 to 13 months at Company’s option at $5,000 per day for the first 40 days and $10,000 per day thereafter. The Company has the option to extend the charter for an additional year. The vessel was delivered on August 10, 2014.
(17)	This vessel has been time chartered-in until December 1, 2014 which may be extended for an additional two months at the Company’s option. The charter hire rate is $15,900 per day until June 23, 2014 and $14,000 per day thereafter, including the option period. The vessel was delivered on January 23, 2014.
(18)	This vessel has been time chartered-in for 11 to 13 months at the Company’s option at $13,750 per day. The Company has the option to extend the charter for an additional year at $14,750 per day. The vessel was delivered on March 14, 2014.
(19)	This vessel has been time chartered-in for three years at $14,200 per day. The Company has options to extend the charter for up to three consecutive one year periods at $15,200 per day, $16,200 per day and $17,200 per day, respectively. This vessel was delivered on April 13, 2014.
(20)	This vessel has been time chartered-in for 20 to 24 month at the Company’s option at $14,250 per day. The Company has the option to extend the charter for an additional 10 to 12 months at $14,850 per day. This vessel was delivered on April 12, 2014.
(21)	This vessel has been time chartered-in for ten to 13 month at the Company’s option at $13,750 per day. This vessel was delivered on March 18, 2014.
(22)	This vessel has been time chartered-in for 21 to 25 months at the Company’s option at $12,250 per day. The Company has the option to extend this time charter for one year at $13,000 per day. The vessel was delivered on September 13, 2014.
(23)	This vessel has been time chartered-in for three years at $14,000 per day. The Company has options to extend the charter for up to two consecutive one year periods at $15,000 per day and $16,000 per day, respectively. This vessel is expected to be delivered during the first half of 2015.
(24)	This vessel has been time chartered-in for 34 to 37 months at the Company’s option at $12,000 per day. The Company has options to extend the charter for up to three consecutive one year periods at $12,750 per day, $13,600 per day and $14,800 per day, respectively. This vessel was delivered on March 31, 2014.